Description of the Plan - Additional information (Detail) - EBP 004 [Member] - USD ($)		12 Months Ended
	Jul. 01, 2024	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Description of Plan [Line Items]
Plan merger	$ 2,227,750
Description of eligibility for participation of the plan	Employees are eligible to participate in the Plan starting with the first pay period following a 30-day waiting period from the date of hire. Employees are automatically enrolled in the Plan with a 3% employee contribution rate after 30 days following the completion of the 30-day waiting period. The employee contribution rate automatically increases by 1% each year after the first full calendar year at 3% until the employee contribution rate is 10%. If the employee does not want to make employee contributions to the Plan, they can “opt out” of the automatic enrollment. If the employee wants to contribute a different percentage, they can change the initial automatic contribution percentage. These changes can be made at any time, even before the automatic deduction begins, but no sooner than 30 days prior to the eligibility date.
Employer contribution, percentage		75.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount		$ 23,500
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount		1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount		$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan administrative fee per year		$ 43
Employee benefit plan, change in net asset available for benefit, decrease from administrative expense		$ 929,298
Employee benefit plan participant contribution year age	50
Employee benefit plan, employer contribution, matching percentage	50.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation, percentage	3.00%
Employee benefit plan employer contribution for payroll matching percentage	3.00%
Employee benefit plan participant catch up contribution	$ 7,500
Employee benefit plan employer contribution vesting period	2 years
Employee benefit plan service of matching contribution vesting period	3 years
Employee benefit plan contribution of vesting period retirement age	65
Employee benefit plan note receivable from participant account loan period	15 years
Employee benefit plan note receivable from participant account for applicable rate of loan issued		9.00%	9.75%
Employee benefit plan distrubution of benefit vesting balance required minimum age	72
Participant loans maturity range start date		2026-01
Participant loans maturity range end date		2040-11
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		10.50%	10.50%
Employee benefit plan, employer contribution, matching percentage	6.00%
Employee benefit plan note receivable from participant account loan period	5 years
Employee benefit plan distrubution of benefit vesting balance	$ 5,000
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		4.25%	9.75%
Employee benefit plan, employer contribution, matching percentage	1.00%
Employee benefit plan note receivable from participant account loan period	1 year
Employee benefit plan distrubution of benefit vesting balance	$ 1,000